Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
Note 14 - Related Party Balances and Transactions

Transactions

	Year ended December 31
	2010	2011	2012

Costs and expenses*	$81	$101	$80

* Cost and expenses relate to services provided to the Company by related parties.

Balances

As of December 31, 2011 and 2012 the Company has no related party balances.